Pension and Postretirement Benefit Plans and Defined Contribution Plans - Amounts Expected to be Amortized into Net Periodic Benefit Costs (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ 1
Prior service credits and other	172
Total	$ 172
Amortization period	9 years 2 months 12 days
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (124)
Prior service credits and other	3
Total	$ (121)
Amortization period	19 years 4 months 24 days
Qualified Plan [Member] | United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (127)
Prior service credits and other	3
Total	$ (124)
Amortization period	24 years 10 months 24 days
Nonqualified Plan [Member] | United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Actuarial losses	$ (14)
Prior service credits and other	1
Total	$ (14)
Amortization period	24 years 6 months